Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	RYDEX VARIABLE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001064046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 31, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	ck000000000_SupplementTextBlock
Rydex Variable Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

RYDEX VARIABLE TRUST
Guggenheim Multi-Hedge Strategies Fund
Supplement dated August 28, 2017 to the currently effective Summary Prospectus and Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”) for the Guggenheim Multi-Hedge Strategies Fund.
This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.
At a meeting held on August 24, 2017, Security Investors, LLC (the “Advisor”), the investment adviser to the Multi-Hedge Strategies Fund (the “Fund”), a separate series of Rydex Variable Trust (the “Trust”), recommended, and the Board of Trustees of the Trust approved, revised principal investment strategies for the Fund. The Fund’s revised principal investment strategies will be implemented on August 31, 2017 (the “Effective Date”). The changes to the Fund’s principal investment strategies will not affect the Fund’s investment objective or fees and expenses. The Advisor expects the Fund will experience increased portfolio turnover and as a result, incur higher transaction costs, in connection with the implementation of the Fund’s revised principal investment strategies.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
I.    Revised Principal Investment Strategies
In connection with the revised principal investment strategies, the Fund anticipates investing in real estate investment trusts (“REITs”) and other real estate related investment vehicles. As a result, the description of the Fund’s investments included in the fourth full paragraph under “Principal Investment Strategies” in the Fund’s Fund Summary section in each Prospectus is hereby revised to also reference REITs.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
II.    Additional and Revised Principal Risks
On the Effective Date, the current descriptions of the Fund’s principal risks under the heading “Principal Risks” in the Fund’s “Fund Summary” section in each Prospectus are revised to include “Management Risk”, “Real Estate Investment Trust (REIT) Risk”, “Sector Risk – Real Estate Sector Risk” and “Sector Risk – Utilities Sector Risk” as additional principal risks of the Fund. In addition, the existing “Short Sales Risk” is deleted in its entirety and replaced with “Short Sales and Short Exposure Risk.” A description of each such new or revised principal risk is set forth below.
MANAGEMENT RISK–The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading also may result in adverse tax consequences.

REAL ESTATE INVESTMENT TRUST (REIT) RISK–REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall real estate and REIT markets, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. REITs may be affected by changes in the value of the underlying property owned by the trusts, economic downturns which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

SECTOR RISK–Because the Fund seeks to gain exposure to different industries and sectors in the economy, from time to time, it may invest a significant percentage of the Fund’s assets in issuers in one or more groups of industries or sectors of the economy. To the extent the Fund has significant investment exposure to an industry or sector, such exposure may present more risks than if the Fund’s investments were more broadly diversified. While the Fund’s sector and industry exposure is expected to vary over time, the Fund anticipates that it may have significant exposure to the sectors (as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC) listed below. The list below is not a comprehensive list of the sectors the Fund may have exposure to over time and should not be relied on as such.

Real Estate Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Real Estate Sector. The Real Estate Sector contains companies operating in real estate development and operation. It also includes companies offering real estate related services and REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Real Estate Sector. The performance of companies operating in the Real Estate Sector has historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, possible lack of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates.

Utilities Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Utilities Sector. The Utilities Sector comprises utility companies such as electric, gas and water utilities. It also includes independent power producers and energy traders and companies that engage in generation and distribution of electricity using renewable sources. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Utilities Sector. The prices of the securities of companies operating in the Utilities Sector are closely tied to government regulation and market competition.

SHORT SALES AND SHORT EXPOSURE RISK–Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
III.    Revisions to Performance Information
On the Effective Date, under the heading “Performance Information” in the Fund’s “Fund Summary section” in each Prospectus, the following is added as the last sentence of the first paragraph.
On August 31, 2017, the Fund’s principal investment strategies were revised; therefore, the performance and average annual total returns shown for periods prior to August 31, 2017 may have differed had the Fund’s current principal investment strategies been in effect during those periods.

Supplement Closing [Text Block]	ck000000000_SupplementClosingTextBlock	Please retain this supplement for future reference. VTM-SUP3